Segment Reporting - Schedule of Reportable Segment’s Revenue and Income (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Segment Reporting - Schedule of Reportable Segment’s Revenue and Income (Details) [Line Items]
Total net revenues	$ 6,363,076	$ 6,565,367
Total cost of revenues	5,981,320	5,893,899
Total Gross profit	381,756	671,468
Selling and marketing	(97,096)	(117,772)
General and administrative	(3,266,566)	(1,200,042)
Research and development	(114,186)	(389,572)
Total operating expenses	(3,477,848)	(1,707,386)
Loss from operations	(3,096,092)	(1,035,918)
Other income (expense), net	(572,964)	122,977
Loss from continuing operations before income tax and share of loss of equity method investments	(3,669,056)	(912,941)
Loss from discontinued operations before income tax and share of loss of equity method investments		(165,626)
Loss before income tax and share of loss of equity method investments	(3,669,056)	(1,078,567)
Battery cells, packs and solar cells sales [Member]
Segment Reporting - Schedule of Reportable Segment’s Revenue and Income (Details) [Line Items]
Total Gross profit	98,078	246,253
Electronic control system sales [Member]
Segment Reporting - Schedule of Reportable Segment’s Revenue and Income (Details) [Line Items]
Total Gross profit	140,840	265,488
Others [Member]
Segment Reporting - Schedule of Reportable Segment’s Revenue and Income (Details) [Line Items]
Total Gross profit	142,838	159,727
Battery cells, packs and solar cells sales [Member]
Segment Reporting - Schedule of Reportable Segment’s Revenue and Income (Details) [Line Items]
Total net revenues	5,258,770	5,518,183
Total cost of revenues	5,160,692	5,271,930
Electronic control system sales [Member]
Segment Reporting - Schedule of Reportable Segment’s Revenue and Income (Details) [Line Items]
Total net revenues	647,498	636,356
Total cost of revenues	506,658	370,868
Others [Member]
Segment Reporting - Schedule of Reportable Segment’s Revenue and Income (Details) [Line Items]
Total net revenues	456,808	410,828
Total cost of revenues	313,970	$ 251,101
Loss from continuing operations before income tax and share of loss of equity method investments	$ (2,326,575)